Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Financial assets
Loans and advances at amortised cost	£ 180,098	£ 145,259	[1]
Reverse repurchase agreements and other similar secured lending	1,060	3,177	[1]
Financial liabilities
Deposits at amortised cost	(311,465)	(262,828)	[1]
Repurchase agreements and other similar secured borrowing	(12,805)	(12,769)	[1]
Debt securities in issue	(68,656)	(48,388)	[1]
Subordinated liabilities	(32,241)	(32,185)	[1]	£ (32,005)
Fair value
Financial assets
Loans and advances at amortised cost	180,103	145,665
Reverse repurchase agreements and other similar secured lending	1,060	3,177
Financial liabilities
Deposits at amortised cost	(311,455)	(262,843)
Repurchase agreements and other similar secured borrowing	(12,807)	(12,776)
Debt securities in issue	(68,504)	(48,350)
Subordinated liabilities	(32,230)	(33,598)
Gross exposure
Financial assets
Loans and advances at amortised cost	180,098	145,259
Reverse repurchase agreements and other similar secured lending	1,060	3,177
Financial liabilities
Deposits at amortised cost	(311,465)	(262,828)
Repurchase agreements and other similar secured borrowing	(12,805)	(12,769)
Debt securities in issue	(68,656)	(48,388)
Subordinated liabilities	£ (32,241)	£ (32,185)

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.